Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Subscription Receivable Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 2,700	$ 300	$ (300)	$ 284	$ (2,984)
Beginning balance, shares at Dec. 31, 2018	27,000,000	3,000,000
Stock based compensation				27,776		27,776
Exercise of stock options	$ 250					$ 250
Exercise of stock options, shares	2,500,000					2,500,000
Exercise of warrants	$ 896					$ 896
Exercise of warrants, shares	8,964,000
Capital contribution by Sanovas (Note C)				350,000		350,000
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 27			266,030		266,057
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	266,056
Stock purchased by investors	$ 19			184,981		185,000
Stock purchased by investors, shares	185,000
Deemed dividend				38,230	(38,230)
Net loss					(805,815)	(805,815)
Ending balance, value at Dec. 31, 2019	$ 3,892	$ 300	(300)	867,301	(847,029)	24,164
Ending balance, shares at Dec. 31, 2019	38,915,056	3,000,000
Stock based compensation				55,051		55,051
Stock purchased by investors	$ 38			376,962		377,000
Stock purchased by investors, shares	377,000
Net loss					(466,837)	(466,837)
Ending balance, value at Mar. 31, 2020	$ 3,930			1,299,314	(1,313,866)	(10,622)
Ending balance, shares at Mar. 31, 2020	39,292,056
Beginning balance, value at Dec. 31, 2019	$ 3,892	$ 300	(300)	867,301	(847,029)	24,164
Beginning balance, shares at Dec. 31, 2019	38,915,056	3,000,000
Net loss						(1,464,796)
Ending balance, value at Sep. 30, 2020	$ 4,034			2,441,766	(2,311,825)	133,975
Ending balance, shares at Sep. 30, 2020	40,324,510
Beginning balance, value at Dec. 31, 2019	$ 3,892	$ 300	(300)	867,301	(847,029)	24,164
Beginning balance, shares at Dec. 31, 2019	38,915,056	3,000,000
Stock based compensation				220,206		$ 220,206
Exercise of stock options, shares
Capital contribution by Sanovas (Note C)
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 35			358,091		358,126
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	358,126
Stock purchased by investors	$ 140			1,395,001		1,395,141
Stock purchased by investors, shares	1,405,141
Net loss					(2,077,993)	(2,077,993)
Ending balance, value at Dec. 31, 2020	$ 4,067	$ 300	(300)	2,840,599	(2,925,022)	(80,356)
Ending balance, shares at Dec. 31, 2020	40,678,323	3,000,000
Beginning balance, value at Mar. 31, 2020	$ 3,930			1,299,314	(1,313,866)	(10,622)
Beginning balance, shares at Mar. 31, 2020	39,292,056
Stock based compensation				55,051		55,051
Stock purchased by investors	$ 26			257,644		257,670
Stock purchased by investors, shares	257,670
Net loss					(430,861)	(430,861)
Ending balance, value at Jun. 30, 2020	$ 3,956			1,612,009	(1,744,727)	(128,762)
Ending balance, shares at Jun. 30, 2020	39,549,726
Stock based compensation				55,051		55,051
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 36			358,090		358,126
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	358,126
Stock purchased by investors	$ 42			416,616		416,658
Stock purchased by investors, shares	416,658
Net loss					(567,098)	(567,098)
Ending balance, value at Sep. 30, 2020	$ 4,034			2,441,766	(2,311,825)	133,975
Ending balance, shares at Sep. 30, 2020	40,324,510
Beginning balance, value at Dec. 31, 2020	$ 4,067	$ 300	(300)	2,840,599	(2,925,022)	(80,356)
Beginning balance, shares at Dec. 31, 2020	40,678,323	3,000,000
Stock based compensation				111,487		111,487
Stock purchased by investors	$ 40			398,057		398,097
Stock purchased by investors, shares	398,097
Net loss					(683,681)	(683,681)
Ending balance, value at Mar. 31, 2021	$ 4,107			3,350,143	(3,608,703)	(254,453)
Ending balance, shares at Mar. 31, 2021	41,076,420
Beginning balance, value at Dec. 31, 2020	$ 4,067	$ 300	$ (300)	2,840,599	(2,925,022)	$ (80,356)
Beginning balance, shares at Dec. 31, 2020	40,678,323	3,000,000
Exercise of stock options, shares
Net loss						$ (1,769,556)
Ending balance, value at Sep. 30, 2021	$ 4,194			4,277,676	(4,694,578)	(412,708)
Ending balance, shares at Sep. 30, 2021	41,933,654
Beginning balance, value at Mar. 31, 2021	$ 4,107			3,350,143	(3,608,703)	(254,453)
Beginning balance, shares at Mar. 31, 2021	41,076,420
Stock based compensation				86,329		86,329
Exercise of warrants	$ 1			13,499		13,500
Exercise of warrants, shares	13,500
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 39			390,319		390,358
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	390,358
Stock purchased by investors	$ 27			263,349		263,376
Stock purchased by investors, shares	263,376
Net loss					(534,852)	(534,852)
Ending balance, value at Jun. 30, 2021	$ 4,174			4,103,639	(4,143,555)	(35,742)
Ending balance, shares at Jun. 30, 2021	41,743,654
Stock based compensation				55,051		55,051
Stock purchased by investors	$ 20			189,980		190,000
Stock purchased by investors, shares	190,000
Costs of stock sales				(70,994)		(70,994)
Net loss					(551,023)	(551,023)
Ending balance, value at Sep. 30, 2021	$ 4,194			$ 4,277,676	$ (4,694,578)	$ (412,708)
Ending balance, shares at Sep. 30, 2021	41,933,654